Standards Issued But Not Yet Effective	12 Months Ended
Feb. 29, 2024
Standards Issued But Not Yet Effective [Abstract]
STANDARDS ISSUED BUT NOT YET EFFECTIVE

3. STANDARDS ISSUED BUT NOT YET EFFECTIVE

The Group will apply for the first-time certain standards and amendments, which are effective for annual periods beginning on or after March 1, 2024. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The Group is in the process of assessing the impact of the following new and amended standards on the Group’s consolidated financial statements.

Details of amendment	Annual periods beginning on/after
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1: Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 7 and IFRS 7: Supplier Finance Arrangement	January 1, 2024
Amendments to IAS 21: Lack of Exchangeability	January 1, 2024
IFRS 7 and IFRS 9: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
IFRS 18: Presentation and Disclosure in Financial Statements	January 1, 2027
Amendments to IAS 28 and IFRS 10: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined